Contractholder Funds - Changes in Policyholder Account Balances (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in policyholder account balances
Policyholder account balance, beginning of period	$ 25,684.4	$ 26,712.3
Policyholder account balance, end of period	25,927.7	25,684.4	$ 26,712.3
Retirement and Income Solutions
Changes in policyholder account balances
Policyholder account balance, beginning of period	18,774.0	19,764.4
Policyholder account balance, end of period	19,031.5	18,774.0	19,764.4
Retirement and Income Solutions | Workplace savings and retirement solutions
Changes in policyholder account balances
Policyholder account balance, beginning of period	12,721.5	12,154.7	10,996.2
Premiums and deposits	2,424.5	4,441.7	3,719.5
Policy charges	(18.4)	(31.6)	(28.5)
Surrenders, withdrawals and benefit payments	(1,901.3)	(4,356.6)	(2,866.7)
Net transfers from (to) separate account	(96.8)	264.8	164.6
Interest credited	182.0	280.2	194.3
Other	(17.6)	(31.7)	(24.7)
Policyholder account balance, end of period	$ 13,293.9	$ 12,721.5	$ 12,154.7
Weighted-average crediting rate	3.00%	2.54%	1.94%
Cash surrender value	$ 11,782.8	$ 11,211.9	$ 10,341.7
Retirement and Income Solutions | Individual variable annuities
Changes in policyholder account balances
Policyholder account balance, beginning of period	514.2	381.4	380.9
Premiums and deposits	540.0	586.7	426.5
Policy charges	(0.8)
Surrenders, withdrawals and benefit payments	(840.9)	(1,123.0)	(843.2)
Net transfers from (to) separate account	619.7	659.3	406.6
Interest credited	4.7	9.8	10.6
Other	1.1
Policyholder account balance, end of period	$ 838.0	$ 514.2	$ 381.4
Weighted-average crediting rate	3.47%	3.22%	2.79%
Cash surrender value	$ 859.0	$ 512.6	$ 378.6
Retirement and Income Solutions | Individual fixed deferred annuities
Changes in policyholder account balances
Policyholder account balance, beginning of period	5,538.3	7,228.3	9,646.3
Premiums and deposits	24.0	36.8	35.9
Surrenders, withdrawals and benefit payments	(732.5)	(1,888.4)	(2,655.6)
Interest credited	69.8	161.6	201.7
Policyholder account balance, end of period	$ 4,899.6	$ 5,538.3	$ 7,228.3
Weighted-average crediting rate	2.99%	2.84%	2.63%
Cash surrender value	$ 4,608.9	$ 5,434.4	$ 7,081.4
Benefits and Protection | Life Insurance | Universal life
Changes in policyholder account balances
Policyholder account balance, beginning of period	6,910.4	6,947.9	6,962.5
Premiums and deposits	666.0	1,260.5	1,267.2
Policy charges	(437.1)	(858.1)	(837.8)
Surrenders, withdrawals and benefit payments	(323.4)	(483.6)	(390.0)
Net transfers from (to) separate account	(66.4)	(197.7)	(301.5)
Interest credited	147.4	242.1	247.5
Other	(0.7)	(0.7)
Policyholder account balance, end of period	6,896.2	6,910.4	6,947.9
Reinsurance impact	(3,312.1)	(3,396.8)	(3,528.9)
Policyholder account balance at end of period after reinsurance	$ 3,584.1	$ 3,513.6	$ 3,419.0
Weighted-average crediting rate	4.13%	4.01%	3.35%
Net amount at risk	$ 86,091.1	$ 86,671.0	$ 86,547.9
Cash surrender value	$ 5,973.2	$ 5,953.0	$ 5,911.5